Net intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of net intangible assets and goodwill

Net intangible assets and goodwill consist of the following at year-end:

	2019	2018
Net intangible assets (i)
Computer software cost	$75,224	$69,700
Initial franchise fees	16,146	14,614
Reacquired franchised rights	13,296	12,511
Letter of credit fees	940	940
Others	1,000	1,000
Total cost	106,606	98,765
Total accumulated amortization	(70,345)	(63,683)
Subtotal	36,261	35,082

Goodwill (ii)	2019	2018
Brazil	4,124	4,280
Argentina	1,585	226
Chile	988	1,073
Colombia	86	87
Ecuador	—	273
Subtotal	6,783	5,939
	$43,044	$41,021

(i)
Total amortization expense for fiscal years 2019, 2018 and 2017 amounted to $11,580, $11,310 and $10,297, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $14,281 for 2020, $11,262 for 2021; $4,333 for 2022; $1,352 for 2023; $1,310 for 2024; and thereafter $3,723.

(ii)
Related to the acquisition of franchised restaurants (Brazil, Argentina, Chile and Colombia) and non-controlling interests in subsidiaries (Ecuador and Chile).